Basis of Presentation (Policies)	12 Months Ended
Jan. 31, 2025
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and the US Securities and Exchange Commission (“SEC”) for the preparation of consolidated financial statements.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ends on January 31, 2025, is referred to as the “current fiscal year”, “fiscal 2025”, “2025” or using similar words. Our previous fiscal year, which ended on January 31, 2024, is referred to as the “previous fiscal year”, “fiscal 2024”, “2024” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2026” refers to the annual period ending January 31, 2026 and the “fourth quarter of 2026” refers to the quarter ending January 31, 2026.

We have reclassified certain immaterial items in the consolidated financial statements to conform to the current presentation.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of Descartes and our wholly-owned subsidiaries. We do not have any variable interests in variable interest entities. All intercompany accounts and transactions have been eliminated during consolidation.

Foreign currency translation

Foreign currency translation

The US dollar is the presentation currency of the Company. Assets and liabilities of our subsidiaries are translated into US dollars at the exchange rate in effect at the balance sheet date. Revenues and expenses are translated into US dollars using daily exchange rates. Translation adjustments resulting from this process are accumulated in other comprehensive income (loss) as a separate component of shareholders’ equity. On substantial liquidation of a foreign operation, the component of accumulated other comprehensive income relating to that particular foreign operation is recognized in the consolidated statements of operations.

The functional currency of each of our entities is generally the local currency in which they operate. Transactions incurred in currencies other than the local currency of an entity are converted to the local currency at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into the local currency at the exchange rate in effect at the balance sheet date. All foreign currency re-measurement gains and losses are included in net income. For the year ended January 31, 2025, foreign currency re-measurement loss of $0.5 million was included in net income (January 31, 2024 – loss of $1.0 million; January 31, 2023 – loss of $1.2 million).

Use of estimates

Use of estimates

Preparing financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts that are reported in the consolidated financial statements and accompanying note disclosures. Although these estimates and assumptions are based on management’s best knowledge of current events, actual results may be different from the estimates. These estimates, judgments and assumptions are evaluated on an ongoing basis. We base our estimates on historical experience and on various other assumptions that we believe are reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Estimates and assumptions are used when accounting for items such as allocations of the purchase price and the fair value of net assets acquired in business combination transactions, useful lives of intangible assets and property and equipment, revenue related estimates including determining the nature and timing of satisfaction of performance obligations, variable consideration, and other obligations such as contingent consideration related to business acquisitions, product returns and refunds, allowance for doubtful accounts, collectability of other receivables, provisions for excess or obsolete inventory, determining the Company’s incremental borrowing rate, restructuring accruals, fair value of stock-based compensation, assumptions embodied in the valuation of assets for impairment assessment, accounting for income taxes, valuation allowances for deferred income tax assets, realization of investment tax credits, uncertain tax positions and recognition of contingencies. Significant assumptions and judgment are used when determining the standalone selling price (“SSP”) of performance obligations in contracts with customers.

Cash	Cash Cash included highly liquid short-term deposits with original maturities of three months or less.
Financial instruments

Financial instruments

Fair value of financial instruments

The carrying amounts of the Company’s cash, accounts receivable (net), accounts payable, accrued liabilities and income taxes payable approximate their fair value due to their short maturities.

Derivative instruments

We use derivative instruments to manage equity risk relating to our share-based compensation. We account for these instruments in accordance with ASC Topic 815 “Derivatives and Hedging” (Topic 815), which requires that every derivative instrument be recorded on the balance sheet as either an asset or a liability measured at its fair value as of the reporting date. We do not designate our derivative instruments as hedges and as such the changes in our derivative financial instruments’ fair values are recognized in earnings. The fair value of equity contract derivatives is determined utilizing a valuation model based on the quoted market value of our common shares at the balance sheet date.

Foreign exchange risk

We are exposed to foreign exchange risk because the Company transacts business in currencies other than the US dollar. Accordingly, our results are affected, and may be affected in the future, by exchange rate fluctuations of the US dollar relative to the Canadian dollar, euro, British pound sterling and various other foreign currencies.

Interest rate risk

Depending on the type of advance under the available facilities, interest on such borrowings will be charged based on either i) Canada or US prime rate; or ii) Canadian Overnight Repo Rate Average (CORRA); or iii) the Secured Overnight Financing Rate (SOFR). We are exposed to interest rate fluctuations to the extent that we borrow on our credit facility.

Credit risk

We are exposed to credit risk through our invested cash and accounts receivable. We hold our cash with reputable financial institutions. The lack of concentration of accounts receivable from a single customer and the dispersion of customers among industries and geographical locations mitigate our credit risk.

We do not use any type of speculative financial instruments, including but not limited to foreign exchange contracts, futures, swaps and option agreements, to manage our foreign exchange or interest rate risks. In addition, we do not hold or issue financial instruments for trading purposes.

Equity risk

We are exposed to equity risk through certain share-based compensation expenses that are fair valued at the balance sheet date. The Company enters into equity derivative contracts including floating-rate equity forwards to partially offset the potential fluctuations of certain future share-based compensation expenses. The Company does not hold derivatives for speculative purposes.

Provision for Credit Losses

Provision for Credit Losses

We are exposed to credit losses primarily through our trade accounts receivable and contract assets. The provision for credit losses is determined utilizing a model of historical losses data. In estimating the provision for credit losses, we considered the age of the receivable, our historical write-offs and the historical creditworthiness of the customer, among other factors. Should any of these factors change, the estimates made by us will also change accordingly, which could affect the level of our future provisions.

Inventory

Inventory

Finished goods inventories are stated at the lower of cost and net realizable value. The cost of finished goods is determined on the basis of average cost of units.

The valuation of inventory, including the determination of obsolete or excess inventory, requires management to estimate the future demand for our products within specified time horizons. We perform an assessment of inventory which includes a review of, among other factors, demand requirements, product life cycle and development plans, product pricing and quality issues. If the demand for our products indicates we are no longer able to sell inventories above cost or at all, we write down inventory to market or excess inventory is written off.

Impairment of long-lived assets

Impairment of long-lived assets

We test long-lived assets or asset groups, such as property and equipment and finite life intangible assets, for recoverability when events or changes in circumstances indicate that there may be impairment. Circumstances which could trigger a review include, but are not limited to: significant adverse changes in the business climate or legal factors; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset or asset group; and a current expectation that the asset or asset group will more likely than not be sold or disposed of before the end of its estimated useful life. An impairment loss is recognized when the estimate of undiscounted future cash flows generated by such asset or asset group is less than the carrying amount. Measurement of the impairment loss is based on the present value of the expected future cash flows. No impairment of long-lived assets has been identified or recorded in our consolidated statements of operations for any of the fiscal years presented.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not subject to amortization.

We test for impairment of goodwill at least annually on October 31st of each year and at any other time if any event occurs or circumstances change that would more likely than not reduce our fair value below our reporting unit’s carrying amount. Our operations are analyzed by management and our chief operating decision maker as being part of a single industry segment providing logistics technology solutions. Accordingly, our goodwill impairment assessment is based on the allocation of goodwill to a single reporting unit. We completed the qualitative assessment during our third quarter of 2025 and concluded that it was more likely than not that the fair value of the reporting unit was greater than the carrying value. As a result, no impairment of goodwill was recorded in fiscal 2025 (no impairments were recorded for fiscal 2024 or fiscal 2023).

Intangible assets related to our acquisitions are recorded at their fair value at the acquisition date. Intangible assets include customer agreements and relationships, non-compete covenants, existing technologies and trade names. Intangible assets are amortized on a straight-line basis over their estimated useful lives. We write down intangible asset or asset groups with a finite life to fair value when the related undiscounted cash flows are not expected to allow for recovery of the carrying value. Fair value of intangible asset or asset groups is determined by discounting the expected related future cash flows.

Amortization of our intangible assets is generally recorded at the following rates:

Customer agreements and relationships	Straight-line over 2 to 20 years
Existing technologies	Straight-line over 4 to 12 years
Trade names	Straight-line over 3 to 15 years
Non-compete covenants	Straight-line over 2 to 12 years

Property and equipment

Property and equipment

Property and equipment is recorded at cost.

Depreciation of our property and equipment is generally recorded at the following rates:

Computer equipment and software	Straight-line over 1 to 13 years
Furniture and fixtures	Straight-line over 3 to 14 years
Leasehold improvements	Straight-line over lesser of useful life or term of lease
Equipment installed with customers	Straight-line over 3 years

Fully depreciated property and equipment are removed from the balance sheet when they are no longer in use.

Leases

Leases

At the inception of a contract we assess whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. We have building lease agreements with lease and non-lease components, which are accounted for separately. For computer equipment and vehicle leases, we have elected to account for the lease and non-lease components as a single lease component.

We recognize a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

The lease liability is initially measured at the present value of the future lease payments at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in profit or loss if the carrying amount of the ROU asset has been reduced to zero.

We have elected to apply the practical expedient not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

Revenue recognition

Revenue recognition

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration we expect to receive in exchange for those goods or services. We enter into contracts that can include the delivery of various combinations of goods and/or services, which are generally capable of being distinct within the context of the contract and accounted for as separate performance obligations. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct goods and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation. The accounting for a contract with a customer that contains multiple performance obligations requires an allocation of the transaction price to each distinct performance obligation based on the determination of the SSP. SSP for each distinct performance obligation in a customer contract is an estimate of the price that would be charged for the specific good or service if it was sold separately in similar circumstances and to similar customers. This estimate determines the amount of revenue recognized for each performance obligation in a customer contract.

Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities. In addition to these general policies, the specific revenue recognition policies for each major category of revenue are included below.

License

Revenues for distinct licenses for on-premise or hosted software are derived from perpetual licenses granted to our customers for the right to use our software products. License revenues are billed on the effective date of a contract and revenue is recognized at the point in time when the customer is provided control of the respective software.

Services

Services, which allow customers to access hosted software over a contract term without taking possession of the software, is provided on a subscription and/or transactional fee basis. Revenues from hosted software subscriptions and maintenance are typically billed annually in advance and revenue is recognized on a ratable basis over the contract term beginning on the date that our service is made available to the customer. Transaction fees are typically billed and recognized as revenue on a monthly basis based on the customer usage for that period.

Professional Services & Other

Professional services are comprised of consulting, implementation and training services related to our services and products. These services are generally considered to be separate performance obligations as they provide incremental benefit to customers beyond providing access to the software. Professional services are typically billed on a time and materials basis and revenue is recognized over time as the services are performed. For professional services contracts billed on a fixed price basis, revenue is recognized over time based on the proportion of services performed. Revenue related to customer reimbursement of travel related expenses is recognized on a gross basis as incurred. Other revenues include hardware revenue and is generally billed, and revenue is recognized, when control of the product has transferred under the terms of an enforceable contract.

Our contracts with customers often include promises to transfer multiple goods and services to a customer. Determining whether goods and services are considered distinct performance obligations that should be accounted for separately versus together may require judgment. Judgment is also needed in assessing the ability to collect the corresponding receivables.

Significant assumptions and judgment are required to determine the SSP for each distinct performance obligation, which is needed to determine whether there is a discount that needs to be allocated based on the relative SSP of the various goods and services. When estimating the SSP, we make certain significant assumptions including the basis for stratification of the underlying population of customer contracts based on pricing practices for different goods or services, as appropriate. In order to determine the SSP of our promised goods or services, we conduct a regular analysis to determine whether various goods or services have an observable standalone selling price. If the Company does not have an observable SSP for a particular good or service, then SSP for that particular good or service is estimated using reasonably available information and maximizing observable inputs with approaches including historical pricing, cost plus a margin, and the residual approach.

Costs to obtain a contract with a customer

We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the costs to be recoverable. We have determined that certain sales incentive programs meet the requirements to be capitalized. These capitalized costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates, including specifically identifiable contract renewals. The period of benefit including renewals is determined to be generally between four to six years, taking into consideration our customer contracts, our technology, renewal behaviors and other factors. Amortization of the asset is included in sales and marketing expenses in the consolidated statements of operations. Applying the practical expedient, we recognize the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that we otherwise would have recognized is one year or less.

Contract assets and liabilities

The payment terms and conditions in our customer contracts may vary from the timing of revenue recognition. In some cases, customers pay in advance of delivery of products or services; in other cases, payment is due as services are performed or in arrears following delivery. Timing differences between revenue recognition and invoicing result in unbilled receivables, contract assets, or deferred revenue. Receivables are accrued when revenue is recognized prior to invoicing but the right to payment is unconditional (i.e., only the passage of time is required). This occurs most commonly when software term licenses recognized at a point in time are paid for periodically over the license term. Contract assets result when amounts allocated to distinct performance obligations are recognized as revenue and control of a product or service is transferred to the customer, but invoicing is contingent on performance of other performance obligations or on completion of contractual milestones and is presented as other receivables. Contract assets are transferred to receivables when the rights become unconditional, typically upon invoicing of the related performance obligations in the contract or upon achieving the requisite project milestone. Contract liabilities primarily relate to the advance consideration received from customers and is presented as deferred revenue. Deferred revenue results from customer payments in advance of our satisfaction of the associated performance obligation(s) and relates primarily to prepaid maintenance or other recurring services. Deferred revenues are relieved as revenue is recognized. Contract assets and deferred revenues are reported on a contract-by-contract basis at the end of each reporting period.

Research and development costs

Research and development costs

To date, we have not capitalized any costs related to research and development of our computer software products. Costs incurred between the dates that the product is considered to be technologically feasible and is considered to be ready for general release to customers have historically been expensed as they have not been significant.

Stock-based compensation plans

Stock-based compensation plans

Stock Options

We maintain stock option plans for non-employee directors, officers, employees and other service providers. Options to purchase our common shares are granted at an exercise price equal to the fair market value of our common shares as of the date of grant. This fair market value is determined using the closing price of our common shares on the TSX on the day immediately preceding the date of the grant.

Employee stock options generally vest over a five-year period starting from the grant date and expire seven years from the grant date. Non-employee directors’ and officers’ stock options generally have quarterly vesting over a three to five-year period. We issue new shares from treasury upon the exercise of a stock option. Forfeitures are accounted for as they occur.

The fair value of stock option grants that are ultimately expected to vest are amortized to expense in our consolidated statement of operations based on the straight-line attribution method. The fair value of stock option grants is calculated using the Black-Scholes Merton option-pricing model. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on Government of Canada average bond yields for a period consistent with the expected life of the option in effect at the time of the grant. The expected option life is based on the historical life of our granted options and other factors.

Performance & Restricted Share Units

We maintain a performance and restricted share unit plan pursuant to which certain of our officers are eligible to receive grants of performance share units (“PSUs”) and restricted share units (“RSUs”).

PSUs vest at the end of a three-year performance period. The ultimate number of PSUs that vest is based on the total shareholder return (“TSR”) of our Company relative to the TSR of companies comprising a peer index group. TSR is calculated based on the weighted-average closing price of shares for the five trading days preceding the beginning and end of the performance period. The fair value of PSUs is expensed to stock-based compensation expense over the vesting period. PSUs expire ten years from the grant date. New shares are issued from treasury upon the redemption of a PSU.

PSUs are measured at fair value estimated using a Monte Carlo Simulation approach. Expected volatility is based on historical volatility of our common stock and other factors. The risk-free interest rates are based on the Government of Canada average bond yields for a period consistent with the expected life of the PSUs at the time of the grant.

RSUs vest annually over a three-year period starting from the grant date and expire ten years from the grant date. We issue new shares from treasury upon the redemption of an RSU.RSUs are measured at fair value based on the closing price of our common shares for the day preceding the date of the grant and will be expensed to stock-based compensation expense over the vesting period.

Deferred Share Unit Plan

Our board of directors adopted a deferred share unit plan effective as of June 28, 2004, pursuant to which non-employee directors are eligible to receive grants of deferred share units (“DSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the grant date. The plan allows each director to choose to receive, in the form of DSUs, all, none or a percentage of the eligible director’s fees which would otherwise be payable in cash. If a director has invested less than the minimum amount of equity in Descartes, as prescribed from time to time by the board of directors, then the director must take at least 50% of the base annual fee for serving as a director in the form of DSUs. Each DSU fully vests upon award but is distributed only when the director ceases to be a member of the board of directors. Vested units are settled in cash based on our common share price when conversion takes place. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Cash-Settled Restricted Share Unit Plan

Our board of directors adopted a cash-settled restricted share unit plan effective as of May 23, 2007, pursuant to which certain of our employees and non-employee directors are eligible to receive grants of cash-settled restricted share units (“CRSUs”), each of which has an initial value equal to the weighted-average closing price of our common shares for the five trading days preceding the date of the grant. The CRSUs generally vest based on continued employment and have annual vesting over three to five-year periods. Vested units are settled in cash based on our common share price when conversion takes place, which is within 30 days following a vesting date and in any event prior to December 31st of the calendar year in which a vesting date occurs. Fair value of the liability is based on the closing price of our common shares at the balance sheet date.

Business combinations

Business combinations

We apply the provisions of ASC Topic 805, “Business Combinations” (Topic 805), in the accounting for our acquisitions. It requires us to recognize separately from goodwill, the assets acquired and the liabilities assumed at their acquisition date fair values including certain identifiable intangible assets (other than goodwill). Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. The determination of the acquisition date fair value of the intangible assets acquired requires us to make estimates and assumptions regarding projected revenues, earnings before interest, taxes, depreciation and amortization, technology migration rates, customer attrition rates and discount rates.

Contingent consideration may be payable on the achievement of certain financial targets in the post-acquisition periods. Contingent consideration is required to be measured at fair value on the date of acquisition. The estimated fair value of contingent consideration is calculated using the estimated financial outcome and resulting expected contingent consideration to be paid. Contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments would be recorded to our consolidated statement of operations.

Costs to exit or restructure certain activities of an acquired company or our internal operations are accounted for as termination and exit costs pursuant to ASC Topic 420, “Exit or Disposal Cost Obligations” (Topic 420) and are accounted for separately from the business combination.

For a given acquisition, we generally identify certain pre-acquisition contingencies as of the acquisition date and may extend our review and evaluation of these pre-acquisition contingencies throughout the measurement period in order to obtain sufficient information to assess whether we include these contingencies as a part of the purchase price allocation and, if so, to determine the estimated amounts.If we determine that a pre-acquisition contingency (non-income tax related) is probable in nature and estimable as of the acquisition date, we record our best estimate for such a contingency as a part of the preliminary purchase price allocation. We often continue to gather information and evaluate our pre-acquisition contingencies throughout the measurement period and if we make changes to the amounts recorded or if we identify additional pre-acquisition contingencies during the measurement period, such amounts will be included in the purchase price allocation during the measurement period and, subsequent to the measurement period, in our results of operations.

Uncertain tax positions and tax related valuation allowances assumed in connection with a business combination are initially estimated as of the acquisition date. We review these items during the measurement period as we continue to actively seek and collect information relating to facts and circumstances that existed at the acquisition date. Changes to these uncertain tax positions and tax related valuation allowances made subsequent to the measurement period, or if they relate to facts and circumstances that did not exist at the acquisition date, are recorded in our provision for income taxes in our consolidated statement of operations.

Income taxes

Income taxes

We use the liability method of income tax allocation to account for income taxes. Deferred tax assets and liabilities arise from temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements that will result in taxable or deductible amounts in future years. These temporary differences are measured using enacted tax rates. A valuation allowance is recorded to reduce deferred tax assets to the extent that we consider it is more likely than not that a deferred tax asset will not be realized. In determining the valuation allowance, we consider factors such as the reversal of deferred income tax liabilities, projected taxable income, our history of losses for tax purposes, and the character of income tax assets and tax planning strategies. A change to these factors could impact the estimated valuation allowance and income tax expense.

We evaluate our uncertain tax positions by using a two-step approach to recognize and measure uncertain tax positions and provisions for income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not, based solely on the technical merits, that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the appropriate amount of the benefit to recognize. The amount of benefit to recognize is measured as the maximum amount which is more likely than not to be realized. The tax position is derecognized when it is no longer more likely than not that the position will be sustained on audit. We continually assess the likelihood and amount of potential adjustments and adjust the income tax provisions, income taxes payable and deferred income taxes in the period in which the facts that give rise to a revision become known.

Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by dividing net income by the sum of the weighted average number of common shares outstanding and all additional common shares that would have been outstanding if potentially dilutive common shares had been issued during the period. The treasury stock method is used to compute the dilutive effect of stock-based compensation.

Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In November 2023, the FASB issued Accounting Standards Update 2023 - 07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023 - 07”). The amendments in ASU 2023 - 07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023 - 07 was effective for fiscal years beginning after December 15, 2023, which was our fiscal year that began on February 1, 2024 (fiscal 2025) and interim periods within fiscal years beginning after December 15, 2024, which was our fiscal year beginning February 1, 2025 (fiscal 2026). The Company adopted ASU 2023 - 07 retrospectively in the fourth quarter of fiscal 2025. The adoption of this guidance did not have a material impact on our results of operations. For changes to our disclosures see Note 22.

Recently issued accounting pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”). The amendments in ASU 2023-09 enhance transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, which will be our fiscal year beginning February 1, 2025 (fiscal 2026). Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company expects to adopt this guidance in the fourth quarter of fiscal 2026. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.

In November 2024, the FASB issued Accounting Standards Update 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued a subsequent amendment to the initial guidance in January 2025, collectively referred to as “ASU 2024-03”. The amendments in ASU 2024-03 require disaggregation of certain expense captions into specified categories in disclosures within the notes to financial statements, which is expected to enhance cost transparency and improve comparability. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company expects to adopt this guidance in the fourth quarter of fiscal 2028. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.